Income Taxes - Net Operating Losses (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Operating Loss Carryforwards [Line Items]
2016-2020	$ 3.9
2021-2025	11.2
2026 and thereafter	15.4
No expiration	11.9
Tax benefit of net operating loss carryforwards before valuation allowances	42.4	$ 37.1
Federal
Operating Loss Carryforwards [Line Items]
2016-2020	0.0
2021-2025	0.0
2026 and thereafter	0.0
No expiration	0.0
Tax benefit of net operating loss carryforwards before valuation allowances	0.0
State
Operating Loss Carryforwards [Line Items]
2016-2020	0.2
2021-2025	0.1
2026 and thereafter	15.0
No expiration	0.0
Tax benefit of net operating loss carryforwards before valuation allowances	15.3
Foreign
Operating Loss Carryforwards [Line Items]
2016-2020	3.7
2021-2025	11.1
2026 and thereafter	0.4
No expiration	11.9
Tax benefit of net operating loss carryforwards before valuation allowances	$ 27.1